RMA MUNICIPAL MONEY FUNDS                                         ANNUAL REPORT


                                                                August 21, 1998


Dear Shareholder,

   We are pleased to present you with the annual report for the PaineWebber RMA California Municipal Money Fund, the PaineWebber RMA New York Municipal Money Fund and the PaineWebber RMA New Jersey Municipal Money Fund for the fiscal year ended June 30, 1998.

GENERAL MARKET OVERVIEW
-------------------------------------------------------------------------------

[GRAPHIC] During the first half of 1998, the tax-exempt money markets responded to both high volume and the growing influence of floating-rate issues (longer-maturity bonds whose yields are reset weekly, making them the equivalent of short-term obligations). These two forces restrained prices through the period, and kept short-term municipal yields close to their normal range (66-68%) as percentages of comparable-maturity, taxable securities.

     There was little incentive to extend portfolio maturity--longer maturity securities did not offer much higher yields than shorter maturities. Generally, high market volume lowers prices and raises yields in the one-year market. That did not happen over the last six months because of the impact of synthetic issues on the short end of the yield curve.

PORTFOLIO REVIEWS
-------------------------------------------------------------------------------

[GRAPHIC] We had expected large cash inflows to bring interest rates down in July, and therefore had maintained the Funds' weighted-average maturities slightly higher than those of their peers. (As interest rates fall, prices of longer-maturity securities increase more than shorter maturities.) We extended portfolio maturity by purchasing longer maturities where we found value.

-------------------------------------------------------------------------------
PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

     The Fund's current yield for the seven-day period ended June 30, 1998 was 2.7%. Its weighted-average maturity was 39 days, and net assets totaled $567.0 million as of June 30, 1998. The Fund did not invest in any securities subject to the Federal alternative minimum tax for individual taxpayers.

-------------------------------------------------------------------------------
PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

     The Fund's current yield for the seven-day period ended June 30, 1998 was 2.8%. Its weighted-average maturity was 39 days, and net assets totaled $339.4 million as of June 30, 1998. The Fund did not invest in any securities subject to the Federal alternative minimum tax for individual taxpayers.

-------------------------------------------------------------------------------
PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

     The Fund's current yield for the seven-day period ended June 30, 1998 was 2.6%. Its weighted-average maturity was 44 days, and net assets totaled $48.3 million as of June 30, 1998. The Fund did not invest in any securities subject to the Federal alternative minimum tax for individual taxpayers.

RMA MUNICIPAL MONEY FUNDS                                         ANNUAL REPORT

GENERAL OUTLOOK

-------------------------------------------------------------------------------

[GRAPHIC] We remain positive on bonds despite recent volatility in the marketplace. The demand for U.S. debt remains high as the "flight to quality" continues. We believe the Federal Reserve will hold monetary policy steady for the foreseeable future due to the offsetting forces of a healthy domestic economy and weak international economies, particularly in Asia.

     As the season for conventional note issuance wanes, we expect short-term municipals to continue trading at average percentages of taxable yields. Consequently, we do not expect to change our portfolio strategy over the next six months.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

     For a quarterly Fund Profile on any of the funds in the PaineWebber Family of Funds,(1) please contact your investment executive.

Sincerely,


/s/ Margo Alexander                      /s/ Dennis L. McCauley

MARGO ALEXANDER                          DENNIS L. McCAULEY
President                                Chief Investment Officer--Fixed Income
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.



This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended June 30, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

-------
(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


STATEMENT OF NET ASSETS                                           JUNE 30, 1998

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES--77.76%
$ 7,700   California Community College Financing Authority
           Tax and Revenue Anticipation Bonds (Series B).............        09/30/98                4.500%       $  7,713,595
  6,300   California Educational Facilities Authority
           (Point Nazarene College)..................................           A                    3.000           6,300,000
  3,950   California Educational Facilities Authority
           (Stanford University-Series L-3)..........................           A                    3.200           3,950,000
  4,690   California Health Facilities Financing Authority
           (Pre-refunded with U.S. Government Securities to
           10/01/98 @ 102)...........................................        10/01/98                7.625           4,829,527
  8,800   California Health Facilities Financing Authority
           (Adventist Health-Series A)...............................           A                    3.200           8,800,000
  5,100   California Health Facilities Financing Authority
           (Adventist Health-Series B)...............................           A                    3.100           5,100,000
  4,000   California Health Facilities Financing Authority
           (Memorial Health Services)................................           A                    3.200           4,000,000
  5,900   California Health Facilities Financing Authority
           (N.T. Enloe Memorial Hospital-Series A)...................           A                    3.450           5,900,000
  2,600   California Health Facilities Financing Authority
           (Scripps Health)..........................................           A                    3.200           2,600,000
  3,500   California Health Facilities Financing Authority
           (Scripps Health-Series B).................................           A                    3.230           3,500,000
     30   California Health Facilities Financing Authority
           (St. Joseph's Health System-Series B).....................           A                    3.250              30,000
    400   California Pollution Control Financing Authority
           (Pacific Gas & Electric Company-Series F).................           A                    3.500             400,000
    400   California Pollution Control Financing Authority
           (Southern California Edison-Series D).....................           A                    3.450             400,000
 10,000   California School Cash Reserve Program
           Authority-Series A........................................        07/02/99                4.500          10,073,200
 16,500   California School Facilities Financing Corporation
           Certificates of Participation (Capital Improvement
           Financing Projects-Series A)..............................           A                    3.100          16,500,000
  2,200   California State Economic Development Financing Authority
           (California Independent Systems Project C)................           A                    3.500           2,200,000
  1,300   California Statewide Communities Development Authority
           Certificates of Participation (House Ear Institute).......           A                    3.500           1,300,000
  7,005   California Statewide Communities Development Authority
           Tax and Revenue Anticipation Notes (Series B).............        09/30/98                4.750           7,019,793
 10,900   California Transit Financing Authority.....................           A                    3.400          10,900,000
  9,200   Abag Financing Authority for Nonprofit Corporations
           Certificates of Participation (Lucile Salter
           Packard Project)..........................................           A                    3.100           9,200,000
  8,850   Alameda Contra Costa Schools Financing Authority
           Certificates of Participation (Capital Improvement
           Funding Projects).........................................           A                    3.200           8,850,000
 18,200   Anaheim Certificates of Participation......................           A                    3.100          18,200,000
  1,125   Anaheim Electric Revenue...................................        10/01/98                4.500           1,127,232
  4,000   Foothill / Eastern Transportation Corridor Agency
           California Toll Road Revenue..............................           A                    3.150           4,000,000
  4,000   Fremont Tax and Revenue Anticipation Notes.................        07/01/99                4.000           4,011,520
  5,300   Golden Empire Schools Financing Authority
           (Kern High School District-Series A)......................           A                    3.250           5,300,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES (continued)
$ 7,200   Huntington Beach Multi-Family Housing Revenue Bonds
           (Rivermeadow Apartments Project-Series B).................           A                    3.250%       $  7,200,000
  5,200   Irvine Improvement Bond Act 1915 Updates
           Assessment District 85-7-I................................           A                    3.200           5,200,000
 22,900   Irvine Public Facilities and Infrastructure Authority
           (Capital Improvement Project).............................           A                    3.200          22,900,000
  3,400   Long Beach Tax and Revenue Anticipation Notes..............        10/08/98                4.500           3,406,048
  3,000   Los Angeles Community Redevelopment Agency
           Multi-Family Housing Revenue Bonds
           (Grand Promenade Project).................................           A                    3.000           3,000,000
  5,000   Los Angeles County Tax and Revenue Anticipation
           Notes (Series A)..........................................        06/30/99                4.500           5,039,850
  8,800   Los Angeles County Pension Obligation (Series A)...........           A                    3.100           8,800,000
  5,000   Los Angeles County Pension Obligation (Series B)...........           A                    3.100           5,000,000
 12,100   Los Angeles County Pension Obligation (Series C)...........           A                    3.100          12,100,000
  1,900   Los Angeles County Transportation Commission
           Sales Tax Revenue (Series A)..............................           A                    3.100           1,900,000
 13,500   Los Angeles Multi-Family Housing Revenue Bonds
           (Museum Terrace Apartments-Series H)......................           A                    3.000          13,500,000
  4,000   Los Angeles Unified School District Tax and Revenue
           Anticipation Notes........................................        07/01/98                4.500           4,000,000
  3,600   Los Angeles Unified School District Certificates of
           Participation (Belmont Learning Complex-Series A).........           A                    3.200           3,600,000
  1,520   Los Angeles Wastewater System Revenue Bonds
           (Pre-refunded with U.S. Government Securities
           to 08/01/98 @ 102)........................................        08/01/98                6.800           1,554,083
  2,000   Metropolitan Water District Southern California
           Waterworks Revenue (Series C).............................           A                    2.900           2,000,000
  6,795   Moorpark Industrial Development Authority
           (Fred Kavli and Kavlico Corporation)......................           A                    3.000           6,795,000
  6,200   Newport Beach Health Facilities (Hoag Memorial Hospital)...           A                    3.600           6,200,000
 12,000   Newport Beach Health Facilities
           (Hoag Memorial Hospital-Series A).........................           A                    3.600          12,000,000
  7,200   Newport Beach Health Facilities
           (Hoag Memorial Hospital-Series B).........................           A                    3.600           7,200,000
 12,600   Newport Beach Health Facilities
           (Hoag Memorial Hospital-Series C).........................           A                    3.600          12,600,000
  9,000   Northern California Power Agency
           (Geothermal Project Number 3A)............................           A                    3.100           9,000,000
  6,040   Orange County Apartment Development Revenue Bonds
           (Niguel Summit 2-Series B)................................           A                    2.950           6,040,000
  2,510   Orange County Apartment Development Revenue Bonds
           (Niguel Village-Series AA)................................           A                    3.000           2,510,000
  1,300   Orange County Sanitation Districts Certificates of
           Participation (District #'s 1, 2, 3, 6, 7 &11-Series C)...           A                    3.500           1,300,000
  2,000   Petaluma City School District (Series F)...................        06/30/99                4.000           2,005,360
  2,400   Pomona Redevelopment Agency Multi-Family Housing Revenue
           Bonds (Housing Park and Plaza Apartments-Series A)........           A                    4.050           2,400,000
  6,770   Redlands Certificates of Participation
           (Water Treatment Facilities Project)......................           A                    3.150           6,770,000
  1,255   Sacramento County Certificates of Participation
           (Administration Center and Courthouse Project)............           A                    3.150           1,255,000
  1,850   Sacramento County Tax and Revenue Anticipation Notes.......        09/30/98                4.500           1,853,470
  2,250   Sacramento Municipal Utility District Electric Revenue
           (Series W) (Pre-refunded with U.S. Government
           Securities to 08/15/98 @102)..............................        08/15/98                7.875           2,305,804

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES (concluded)
$ 1,500   San Bernardino County Certificates of Participation
           (County Center Refining Project)..........................           A                    3.150%       $  1,500,000
  1,000   San Bernardino County Certificates of Participation
           (West Valley Detention Center Project) (Pre-refunded
           with U.S. Government Securities to 11/01/98 @102).........        11/01/98                7.600           1,033,009
  7,000   San Diego County Tax and Revenue Anticipation Notes........        09/30/98                4.500           7,011,452
  8,100   San Francisco Redevelopment Agency Multi-Family
           Housing Revenue Bonds (Fillmore Center Project B-1).......           A                    3.400           8,100,000
  2,030   San Francisco Redevelopment Agency Multi-Family
           Housing Revenue Bonds (Rincon Center Project B)...........           A                    3.200           2,030,000
  2,500   San Francisco Redevelopment Agency Multi-Family
           Housing Revenue Bonds (Winterland Project 85-C)...........           A                    3.200           2,500,000
  3,000   San Francisco Redevelopment Financing Authority
           (Yerba Buena Garden)......................................           A                    3.200           3,000,000
  4,700   San Jose Redevelopment Agency Revenue Bonds
           (Merged Area Redevelopment Project-Series B)..............           A                    3.000           4,700,000
  3,500   Santa Barbara County Schools Financing Authority
           Tax and Revenue Anticipation Notes........................        06/30/99                4.500           3,527,825
  3,038   Santa Clara County El Camino Hospital District
           Hospital Facilities Authority (Aces Lease Valley
           Medical Center Project-Series A)..........................           A                    3.000           3,038,000
 19,100   Santa Clara County Financing Authority
           (VMC Facility Replacement Project B)......................           A                    3.100          19,100,000
  5,000   Santa Cruz County Board of Education Tax and Revenue
           Anticipation Notes........................................        06/30/99                4.000           5,015,300
  5,720   Simi Valley Public Financing Authority.....................           A                    3.200           5,720,000
  5,000   Southern California Public Power Authority
           Project Revenue (Palo Verde Project C)....................           A                    3.100           5,000,000
  6,000   Southern California Public Power Authority
           Project Revenue (Southern Transmission)...................           A                    3.100           6,000,000
  3,350   Val Verde Unified School District Tax and Revenue
           Anticipation Notes........................................        10/29/98                4.500           3,356,891
  5,750   Vallejo Unified School District Tax and Revenue
           Anticipation Notes........................................        10/22/98                4.250           5,756,676
 10,000   Ventura County (Series A29-Registered D)...................        12/09/98                3.600          10,000,000
  3,440   Visalia Public Financing Authority Revenue Bonds
           (Golf Course Improvement).................................           A                    3.400           3,440,000
  2,700   Puerto Rico Commonwealth...................................        07/01/99                5.500           2,746,062
  6,650   Puerto Rico Commonwealth Tax and Revenue
           Anticipation Notes (Series A).............................        07/30/98                4.500           6,653,959
                                                                                                                  ------------
Total Municipal Bonds and Notes (cost--$440,868,656).................                                              440,868,656
                                                                                                                  ------------

TAX-EXEMPT COMMERCIAL PAPER--27.28%
  1,500   State of California Department of Water Resources..........        08/14/98                3.650           1,500,000
  7,500   California Educational Facilities Authority
           (Carnegie Institute of Washington-Series B)...............  07/10/98 to 07/28/98     3.500 to 3.700       7,500,000
  2,000   California Pollution Control Financing Authority
           (Dow Chemical Company Project)............................        08/12/98                3.750           2,000,000
  2,300   California Pollution Control Financing Authority
           (Pacific Gas & Electric Company)..........................        09/09/98                3.500           2,300,000
  4,000   California State General Obligation........................        08/06/98                3.550           4,000,000
  4,900   Anaheim Electric Revenue...................................  08/07/98 to 09/01/98     3.450 to 3.500       4,900,000
  3,000   Contra Costa County Water District (Series A)..............        07/09/98                3.550           3,000,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
TAX-EXEMPT COMMERCIAL PAPER (concluded)
$ 6,400   East Bay Municipal Utility District........................  08/13/98 to 08/18/98     3.550 to 3.750%   $  6,400,000
  4,000   Los Angeles County Capital Asset Corporation...............        08/06/98                3.650           4,000,000
 26,000   Los Angeles Department of Water & Power....................  07/15/98 to 09/11/98     3.400 to 3.650      26,000,000
  8,000   Los Angeles Transportation Commission (Series A)...........  07/17/98 to 08/10/98     3.400 to 3.450       8,000,000
  4,875   Los Angeles Wastewater System..............................  07/13/98 to 09/10/98     3.500 to 3.550       4,875,000
  1,500   Metropolitan Water District of Southern California.........        09/08/98                3.550           1,500,000
  8,800   Modesto Irrigation District................................  10/01/98 to 10/08/98     3.500 to 3.650       8,800,000
  4,000   Orange County Local Transportation Authority...............        07/08/98                3.550           4,000,000
 16,200   Regents of the University of California (Series B).........  07/09/98 to 07/27/98     3.400 to 3.750      16,200,000
  4,000   Sacramento Municipal Utility District......................  08/03/98 to 09/15/98     3.350 to 3.400       4,000,000
  2,000   San Diego County...........................................        07/30/98                3.400           2,000,000
  6,490   San Diego Unified Port Authority (Series B)................  10/09/98 to 11/06/98          3.450           6,490,000
  5,000   San Diego Industrial Development (San Diego EIG)...........        08/13/98                3.650           5,000,000
  5,300   San Diego Water Authority..................................        09/08/98                3.400           5,300,000
  4,000   San Francisco County Airports (Series A)...................        07/29/98                3.750           4,000,000
 22,900   Puerto Rico Commonwealth Government Development Bank.......  07/13/98 to 09/08/98     3.400 to 3.650      22,900,000
                                                                                                                  ------------
Total Tax Exempt Commercial Paper (cost--$154,665,000)...............                                              154,665,000
                                                                                                                  ------------
Total Investments (cost--$595,533,656 which approximates cost
  for federal income tax purposes)--105.04%..........................                                              595,533,656
Liabilities in excess of other assets--(5.04)%.......................                                              (28,576,384)
                                                                                                                  ------------
Net Assets (applicable to 567,430,174 shares of beneficial interest
  at $1.00 per share)--100.00%.......................................                                             $566,957,272
                                                                                                                  ============

----------
A--Variable Rate Demand Notes are payable on demand. The interest rates are the current rates as of June 30, 1998 and reset periodically.


                      Weighted Average Maturity--39 days


                See accompanying notes to financial statements

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                           JUNE 30, 1998

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES--83.39%
$ 6,615   New York State.............................................   9/15/98 to 10/15/98     4.500 to 5.750%   $  6,632,317
  6,682   New York State Dormitory Authority
           (Metropolitan Museum of Art)..............................           A                    3.200           6,682,000
  6,765   New York State Dormitory Authority
           (New York Public Library).................................           A                    3.200           6,765,000
  6,000   New York State Energy Research & Development Authority
           (Central Hudson Gas & Electric)...........................           A                    3.500           6,000,000
  2,000   New York State Energy Research & Development Authority
           (LILCO) Adjustable Rate Bonds.............................        09/01/98                3.580           2,000,000
  1,700   New York State Energy Research & Development Authority
           (New York State Electric & Gas Corporation)
           Adjustable Rate Bonds.....................................        12/01/98                3.800           1,700,000
  2,400    New York State Energy Research & Development Authority
           (Niagara Mohawk)..........................................           A               3.750 to 3.800       2,400,000
 10,700   New York State Energy Research & Development Authority
           Pollution Control Revenue (Orange and Rockland
           Project A)................................................           A                    3.250          10,700,000
  9,500   New York State Energy Research & Development Authority
           Gas Facilities Revenue (Brooklyn Union Gas Company).......           A               3.350 to 3.450       9,500,000
 13,900   New York State Energy Research & Development Authority
           Pollution Control Revenue (Rochester Gas & Electricity)...           A                    3.250          13,900,000
  4,100   New York State Housing Finance Agency
           (Mount Sinai Medical Center Project)......................           A                    3.400           4,100,000
 14,100   New York State Housing Finance Agency
           (Normandie Project).......................................           A                    3.200          14,100,000
  3,835   New York State Housing Finance Agency Revenue
           (Hospital Special Surgery Staff)..........................           A                    3.450           3,835,000
  9,000   New York State Local Government Assistance Corporation.....           A               3.200 to 3.250       9,000,000
  1,700   New York State Medical Facilities Financing Agency
           (Pooled Equipment Loan Program)...........................           A                    3.300           1,700,000
  2,700   New York State Power Adjustable Rate Bonds.................         9/01/98                3.600           2,700,000
    800   New York State Thruway Authority General Revenue...........           A                    3.800             800,000
  1,595   New York State Thruway Authority
           Highway & Bridge Series B.................................         4/01/99                4.000           1,597,861
  1,235   Albany Industrial Development Agency
           (Vulcan Investors)........................................           A                    4.100           1,235,000
 12,000   Babylon New York Industrial Development Agency Resources
           (Ogden Martin Project)....................................           A                    3.250          12,000,000
  1,612   Cattaraugus County Bond Anticipation Notes.................        07/23/98                4.500           1,612,373
  5,000   Central Islip New York Union Free School District
           Tax Anticipation Notes....................................        06/30/99                4.000           5,012,000
  2,000   Chemung County Industrial Development Agency
           (Arnot Ogden Medical Center)..............................           A                    3.350           2,000,000

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES (continued)
$ 3,000   Dover Union Free School District Bond Anticipation Notes...        09/11/98                4.250%       $  3,001,820
  4,850   Erie County Water Authority................................           A                    3.250           4,850,000
  1,620   Great Neck North Water Authority Systems...................           A                    3.450           1,620,000
  1,646   Guilderland Central School District Bond
           Anticipation Notes........................................        07/15/98                4.250           1,646,031
  2,150   Monroe County Industrial Development Agency Revenue
           (Canal Ponds Park)........................................           A                    3.400           2,150,000
  7,900   Municipal Assistance Corporation for New York City.........           A                    3.200           7,900,000
  2,788   Nassau County Bond Anticipation Notes Series A.............        08/17/98                4.250           2,790,382
  4,000   Nassau County Revenue Anticipation Notes Series A..........        03/10/99                4.000           4,005,317
  3,000   Nassau County Tax Anticipation Notes Series B..............        08/31/98                4.250           3,003,751
  3,500   Nassau County Tax Anticipation Notes Series C..............        12/22/98                4.250           3,507,916
  1,700   New York City..............................................           A               3.800 to 4.100       1,700,000
    780   New York City Prerefunded Series L.........................        08/03/98                4.750             780,751
  2,920   New York City Unrefunded Balance Series L..................        08/03/98                4.750           2,922,811
 13,800   New York City Health and Hospital Corporation Revenue
           (Health Systems)..........................................           A                    3.300          13,800,000
  4,450   New York City Housing Development Corporation
           (Columbus Gardens)........................................           A                    3.350           4,450,000
  1,500   New York City Housing Development Corporation
           (James Tower Project).....................................           A                    3.400           1,500,000
  3,015   New York City Housing Development Corporation
           (Parkgate Tower Project)..................................           A                    3.450           3,015,000
  2,550   New York City Housing Development Corporation
           (Upper Fifth Avenue Project)..............................           A                    3.150           2,550,000
  2,900   New York City Industrial Development Agency
           (Calhoun School)..........................................           A                    3.150           2,900,000
  4,200   New York City Industrial Development Agency
           (JFK Field Hotel).........................................           A                    3.300           4,200,000
  6,400   New York City Industrial Development Agency
           (LaGuardia Project).......................................           A                    3.300           6,400,000
    500   New York City Municipal Water Finance Authority............           A                    3.800             500,000
  5,840   New York City Trust for Cultural Resources
           (American Museum of Natural History)......................           A                    3.250           5,840,000
  3,400   New York City Trust for Cultural Resources
           (Carnegie Hall)...........................................           A                    3.500           3,400,000
  4,100   Niagara Falls Toll Bridge Commission.......................           A                    3.250           4,100,000
  3,100   Onondaga County Industrial Development Agency
           (Edgcomb Metals Company Project)..........................           A                    3.500           3,100,000
  5,895   Oswego New York City School District Tax
           Anticipation Notes........................................        12/23/98                4.000           5,908,239
  4,000   Oyster Bay New York Tax Anticipation Notes.................        01/29/99                4.000           4,006,690

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES (concluded)
$ 5,100   Port Authority of New York and New Jersey..................           A               3.750 to 4.000%   $  5,100,000
  6,000   Rotterdam Industrial Development Agency
           (Rotterdam Industrial Park Project).......................           A                    3.600           6,000,000
  3,000   Rome New York City School District
           Revenue Anticipation Notes................................        06/30/99                4.000           3,003,740
  1,500   Seneca County Industrial Development Agency
           (N.Y. Chiropractic College)...............................           A                    3.700           1,500,000
  4,730   South Glens Falls New York Central School District
           Revenue Anticipation Notes................................        06/30/99                4.000           4,741,352
 11,265   Suffolk County Water Authority Bond Anticipation Notes.....           A                    3.350          11,265,000
  5,700   Triborough Bridge and Tunnel Authority Special.............           A                    3.200           5,700,000
  1,500   Westchester County New York Tax Anticipation Notes.........        12/29/98                3.590           1,500,138
  9,200   Yonkers Industrial Development Agency
           (Consumers Union Facility)................................           A                    3.450           9,200,000
  3,500   Puerto Rico Commonwealth Aqueduct and Sewer Authority......           A                    4.400           3,500,000
                                                                                                                  ------------
Total Municipal Bonds and Notes (cost--$283,030,489).................                                              283,030,489
                                                                                                                  ------------

TAX-EXEMPT COMMERCIAL PAPER--19.19%
  7,600   New York State.............................................  07/16/98 to 08/11/98     3.650 to 3.750       7,600,000
 14,725   New York State Dormitory Authority.........................  07/10/98 to 09/14/98     3.450 to 3.750      14,725,000
  3,000   New York State Environment.................................        08/12/98                3.750           3,000,000
  8,000   New York State Power Authority.............................  07/21/98 to 10/15/98     3.650 to 3.750       8,000,000
  2,000   Long Island Power Authority Series 3.......................        08/20/98                3.750           2,000,000
  1,000   Monroe County New York Series 1997.........................        09/01/98                3.450           1,000,000
  9,000   Municipal Assistance Company for New York (Series F).......  07/14/98 to 08/19/98     3.500 to 3.700       9,000,000
 15,700   New York City..............................................  07/20/98 to 09/18/98     3.500 to 3.800      15,700,000
  4,100   Puerto Rico Commonwealth Government Development Bank.......  07/22/98 to 08/12/98     3.400 to 3.750       4,100,000
                                                                                                                  ------------
Total Tax Exempt Commercial Paper (cost--$65,125,000)................                                               65,125,000
                                                                                                                  ------------
Total Investments (cost -- $348,155,489 which approximates
  cost for federal income tax purposes)--102.58%.....................                                              348,155,489
Liabilities in excess of other assets --(2.58)%......................                                               (8,764,683)
                                                                                                                  ------------
Net Assets (applicable to 339,607,096 shares of beneficial
  interest at $1.00 per share)--100.00%..............................                                             $339,390,806
                                                                                                                  ============


------------
A--Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of June 30, 1998 and reset periodically.

                      Weighted Average Maturity--39 days


                See accompanying notes to financial statements

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                           JUNE 30, 1998

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES--82.06%
$ 1,000   New Jersey Economic Development Authority
           (400 International Drive Partners)........................           A                    3.500%       $ 1,000,000
    850   New Jersey Economic Development Authority
           (Bears Series A DAC Realty Corporation)...................           A                    3.700            850,000
  1,275   New Jersey Economic Development Authority
           (Brach/Jersey Avenue Project).............................           A                    3.250          1,275,000
  2,000   New Jersey Economic Development Authority
           (Curtiss Wright Flight)...................................           A                    3.050          2,000,000
  1,500   New Jersey Economic Development Authority
           (El Dorado Terminals Company).............................           A                    3.850          1,500,000
  1,000   New Jersey Economic Development Authority
           (Natural Gas).............................................           A                    3.500          1,000,000
    500   New Jersey Economic Development Authority
           (Public Service Electric & Gas Company)...................           A                    3.200            500,000
    350   New Jersey Economic Development Authority
           (St. James Prep Society Service Project)..................           A                    3.300            350,000
    300   New Jersey Economic Development Authority
           (W.Y. Plastic Products Corporation Project)...............           A                    3.200            300,000
    550   New Jersey Economic Development Authority
           Series G..................................................           A                    3.700            550,000
  1,000   New Jersey Economic Development Authority
           Thermal Energy Facilities Revenue.........................           A                    3.450           1,000,000
    700   New Jersey Economic Development Authority Economic
           Development Revenue Danic Urban Renewal...................           A                    3.300             700,000
    370   New Jersey Economic Development Authority
           Economic Development Revenue Nash Group 1985 Project......           A                    3.100             370,000
  1,000   New Jersey Economic Development Authority Natural Gas
           Facilities Revenue Adjustable New Jersey Natural Gas
           CP Project Series C.......................................           A                    3.350           1,000,000
  1,200   New Jersey Economic Development Authority Pollution
           Control Revenue (Public Service Electric and Gas
           Company A)................................................           A                    3.150           1,200,000
    100   New Jersey Economic Development Authority Revenue
           (Hoffman Louisiana Roche Incorporated Project)............           A                    4.000             100,000
  1,250   New Jersey Economic Development Authority Revenue
           Refunding Trenton Office Complex..........................        06/15/99                4.250           1,256,394
  1,300   New Jersey Economic Development Authority Water
           Facilities Revenue (Elizabethtown Water
           Company Project A)........................................           A                    3.500           1,300,000
    500   New Jersey Economic Development Authority Water
           Facilities Revenue (Elizabethtown Water
           Company Project B)........................................           A                    3.400             500,000

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
MUNICIPAL BONDS AND NOTES (concluded)
$ 1,000   New Jersey Economic Development Authority Water
           Facilities Revenue (Thermal Energy Limited Partnership)...           A                    3.500%       $  1,000,000
  1,790   New Jersey State General Obligation........................        09/15/98                6.250           1,799,744
  2,000   New Jersey State Turnpike Authority........................           A                    3.300           2,000,000
    790   New Jersey Wastewater Treatment Trust Loan
           Series B..................................................        04/01/99                5.750             802,368
    600   Port Authority of New York and New Jersey..................           A                    3.750             600,000
    300   Port Authority of New York and New Jersey..................           A                    4.000             300,000
  1,000   Port Authority of New York and New Jersey..................           A                    4.000           1,000,000
    450   Brick Township Municipal Utilities Authority...............        12/01/98                4.000             450,635
  1,030   East Orange New Jersey General Obligation..................        07/01/98                4.100           1,030,000
    500   Essex County Bond Anticipation Notes
           Series A..................................................        08/07/98                4.250             500,166
    400   Essex County Improvement Authority Revenue
           (County Asset Sale).......................................           A                    3.450             400,000
  1,400   Essex County Improvement Authority Revenue
           (Pooled Governmental Loan Program)........................           A                    3.300           1,400,000
  1,000   Jersey City Bond Anticipation Notes........................        09/18/98                4.375           1,001,009
    450   Jersey City Series A.......................................        03/01/99                4.750             453,205
    400   Mercer County Improvement Authority Revenue
           (Pooled Government Loan Program)..........................           A                    3.100             400,001
    200   Middlesex General Obligation Bonds.........................        01/15/99                4.450             200,526
    500   Monmouth County General Improvement Bonds..................        08/01/98                6.625             501,168
    500   Monmouth County Improvement Authority Revenue..............        10/01/98                4.500             501,164
    690   Morris County General Obligation Bonds Refunding...........        07/15/98                6.000             690,582
    635   Morris Township New Jersey.................................        05/01/99                5.250             642,959
    390   Paramus New Jersey School District.........................        05/03/99                4.900             393,306
  1,000   Pleasantville School District Temporary Notes..............        08/28/98                4.250           1,000,666
  1,000   Randolph Township Bond Anticipation Notes..................        09/04/98                4.250           1,000,771
    400   Salem County Pollution Control Financing
           (Atlantic City Electric B)................................           A                    3.500             400,000
  1,000   Union County Industrial Pollution Control Finance
           Authority (Exxon Corporation Project).....................           A                    3.500           1,000,000
  1,000   Union County Industrial Pollution Control Financing
           Authority (Exxon Corporation Project).....................           A                    3.400           1,000,000
  1,000   Woodbridge Township Bond Anticipation Notes................        07/01/98                4.250           1,000,000
    500   Puerto Rico Commonwealth Government Development
           Bank Series A Tax & Revenue Anticipation Notes............        07/30/98                4.500             500,292
    900   Puerto Rico Commonwealth Government Development Bank.......           A                    3.150             900,000
                                                                                                                  ------------
Total Municipal Bonds and Notes (cost--$39,619,956)                                                                 39,619,956
                                                                                                                  ------------

PAINWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

Principal
 Amount                                                                      Maturity               Interest
  (000)                                                                        Dates                  Rates          Value
---------                                                              --------------------         --------      -----------
TAX-EXEMPT COMMERCIAL PAPER--17.01%
$ 2,000   New Jersey Economic Development Authority
           Industrial and Economic Development Revenue...............           A               3.550 to 3.650%   $  2,000,000
  1,700   New Jersey Economic Development Authority
           (Keystone Project)........................................  08/06/98 to 09/10/98     3.450 to 3.500       1,700,000
  1,000   New Jersey State Educational Facilities Authority
           Princeton University......................................        09/08/98                3.600           1,000,000
  1,000   New Jersey State Educational Facilities Authority
           Princeton University Series 97............................        07/08/98                3.400           1,000,000
  1,010   Port Authority of New York and New Jersey..................        08/10/98                3.450           1,010,000
    500   Puerto Rico Commonwealth Industrial Medical and
           Environmental Pollution Control Facilities Financing
           Authority Revenue (Formerly Higher Education
           Intermediate American University Project).................        09/11/98                3.500             500,000
  1,000   Puerto Rico Commonwealth Government Development Bank                  A                    3.450           1,000,000
                                                                                                                   -----------
Total Tax Exempt Commercial Paper (cost--$8,210,000).................                                                8,210,000
                                                                                                                   -----------
Total Investments (cost--$47,829,956 which approximates cost
  for federal income tax purposes)--99.07%...........................                                               47,829,956
Other assets in excess of liabilities--0.93%.........................                                                  449,434
                                                                                                                   -----------
Net Assets (applicable to 48,284,126 shares of beneficial
  interest at $1.00 per share)--100.00%                                                                            $48,279,390
                                                                                                                   ===========


------------
A--Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of June 30, 1998 and reset periodically.
------------
------------


                      Weighted Average Maturity--44 days


                See accompanying notes to financial statements

PAINEWEBBER MANAGED MUNICIPAL TRUST
PAINEWEBBER MUNICIPAL MONEY MARKET SERIES

STATEMENT OF OPERATIONS

                                                                             For the Year Ended June 30, 1998
                                                                       ------------------------------------------
                                                                            RMA             RMA            RMA
                                                                        California       New York      New Jersey
                                                                         Municipal       Municipal      Municipal
                                                                         Money Fund     Money Fund     Money Fund
                                                                       -------------   ------------   ------------
Investment income:
Interest.....................................................          $  19,662,013   $ 12,135,162   $  2,057,921
                                                                       -------------   ------------   ------------
Expenses:
Investment advisory and administration.......................              2,667,404      1,673,724        294,352
Distribution fees............................................                553,196        332,649         70,645
Transfer agency and service fees.............................                166,509         76,447         24,485
Legal and audit..............................................                 91,041         48,083         45,954
Custody and accounting.......................................                 58,602         30,942          7,956
Reports and notices to shareholders..........................                 50,124         20,753         17,262
Federal and state registration fees..........................                 35,684         22,596         13,075
Trustees' fees...............................................                 10,500         10,500         10,500
Other expenses...............................................                 23,988          6,214         18,300
                                                                       -------------     ----------    -----------
                                                                           3,657,048      2,221,908        502,529
Less:
Fee waivers from adviser.....................................                     --         (5,113)            --
                                                                       -------------     ----------    -----------
Net expenses.................................................              3,657,048      2,216,795        502,529
                                                                       -------------     ----------    -----------
Net investment income........................................             16,004,965      9,918,367      1,555,392
Net realized gains (losses) from investment transactions.....                 22,739          6,536           (111)
                                                                       -------------     ----------    -----------
Net increase in net assets resulting from operations.........          $  16,027,704     $9,924,903    $ 1,555,281
                                                                       =============     ==========    ===========



              See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the Years Ended
                                                                                               June 30,
                                                                                     ---------------------------
                                                                                         1998            1997
                                                                                     ------------    -----------
PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

From operations:
Net investment income...........................................................     $ 16,004,965    $ 14,906,687
Net realized gains from investment transactions.................................           22,739          40,508
                                                                                     ------------    ------------
Net increase in net assets resulting from operations............................       16,027,704      14,947,195
                                                                                     ------------    ------------
Dividends to shareholders from:
Net investment income...........................................................      (16,004,965)    (14,906,687)
                                                                                     ------------    ------------
Net increase in net assets from beneficial interest transactions................       74,019,188      19,149,305
                                                                                     ------------    ------------
Net increase in net assets......................................................       74,041,927      19,189,813
Net assets:
Beginning of year...............................................................      492,915,345     473,725,532
                                                                                     ------------    ------------
End of year.....................................................................     $566,957,272    $492,915,345
                                                                                     ============    ============

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

From operations:
Net investment income...........................................................     $  9,918,367    $  8,151,131
Net realized gains from investment transactions.................................            6,536          15,810
                                                                                     ------------    ------------
Net increase in net assets resulting from operations............................        9,924,903       8,166,941
                                                                                     ------------    ------------
Dividends to shareholders from:
Net investment income...........................................................       (9,918,367)     (8,151,131)
                                                                                     ------------    ------------
Net increase in net assets from beneficial interest transactions................       65,046,474      19,145,230
                                                                                     ------------    ------------
Net increase in net assets......................................................       65,053,010      19,161,040
Net assets:
Beginning of year...............................................................      274,337,796     255,176,756
                                                                                     ------------    ------------
End of year.....................................................................     $339,390,806    $274,337,796
                                                                                     ============    ============

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

From operations:

Net investment income...........................................................     $  1,555,392    $  1,260,379
Net realized losses from investment transactions................................             (111)           (118)
                                                                                     ------------    ------------
Net increase in net assets resulting from operations............................        1,555,281       1,260,261
                                                                                     ------------    ------------
Dividends to shareholders from:
Net investment income...........................................................       (1,555,392)     (1,260,379)
                                                                                     ------------    ------------
Net increase (decrease) in net assets from beneficial interest transactions.....       (4,044,079)     10,090,883
                                                                                     ------------    ------------
Net increase (decrease) in net assets...........................................       (4,044,190)     10,090,765
Net assets:
Beginning of year...............................................................       52,323,580      42,232,815
                                                                                     ------------    ------------
End of year.....................................................................     $ 48,279,390    $ 52,323,580
                                                                                     ============    ============

                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and PaineWebber Municipal Money Market Series ("Municipal Money Market Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two no-load, non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ("RMA California") and PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one no-load, non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with RMA California and RMA New York collectively, the "Funds").

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

     Valuation and Accounting for Investments and Investment Income--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     Dividends and distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     Each Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by each Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

     Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contracts") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Trusts and each of their Funds. In accordance with their Advisory Contracts, RMA California and RMA New York each pay PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly in accordance with the following schedule:

                                                            Annual
        Average Daily Net Assets                             Rate
        ------------------------                           -------
        Up to $300 million...............................    0.50%
        In excess of $300 million up to $750 million.....    0.44
        Over $750 million................................    0.36

     In accordance with its Advisory Contract, RMA New Jersey pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets.

     At June 30, 1998, RMA California, RMA New York and RMA New Jersey owed PaineWebber $231,252, $138,896 and $20,805, respectively, for investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS

     Mitchell Hutchins Asset Managment Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a sub-advisory and sub-administration contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

     For the year ended June 30, 1998, PaineWebber voluntarily waived $5,113 of its investment advisory and administration fees for RMA New York.

DISTRIBUTION PLAN

     PaineWebber is the distributor of each Fund's shares. Under the plans of distribution, the Funds are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of RMA California's and RMA New York's average daily net assets and 0.12% of RMA New Jersey's average daily net assets for providing certain shareholder services. PaineWebber was compensated for providing such services at the annual rate of 0.12% of RMA New Jersey's average daily net assets. For RMA California and RMA New York, PaineWebber was compensated for providing such services at the annual rate of 0.08% of RMA California's and RMA New York's average daily net assets through February 11, 1998. Effective February 12, 1998, upon Board of Trustee approval, this fee became payable at the annual rate of 0.125% of RMA California's and RMA New York's average daily net assets. At June 30, 1998, RMA California, RMA New York and RMA New Jersey owed PaineWebber $61,494, 35,253 and $4,993, respectively, for such service fees.

TRANSFER AGENCY SERVICE FEES

     Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Funds' transfer agent. For these services for the month ended July 31, 1997, PaineWebber earned $4,546 and $3,402 in service fees from RMA California and RMA New York, respectively.

     Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the eleven months ended June 30, 1998, PaineWebber received from PFPC, Inc., not the Funds, approximately 53%, 55% and 56% of the total transfer agency and related service fees collected by PFPC, Inc. from RMA California, RMA New York and RMA New Jersey, respectively.

OTHER LIABILITIES

     At June 30, 1998, RMA California, RMA New York and RMA New Jersey had dividends payable aggregating $563,636, $354,197 and $44,430, respectively, and RMA California and RMA New York had payables for investments purchased of $44,593,201 and $10,012,000, respectively.

FEDERAL TAX STATUS

     Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

     At June 30, 1998, RMA California, RMA New York and RMA New Jersey had net capital loss carryforwards of $228,787, $83,150 and $4,626, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire for RMA California between June 30, 1999 and June 30, 2004, for RMA New York between June 30, 1999 and June 30, 2003 and for RMA New Jersey between June 30, 2002 and June 30, 2005. To the extent these losses are used to offset future capital gains, the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS


BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                  For the Years Ended June 30,
                                                --------------------------------
                                                     1998              1997
                                                -------------      -------------
RMA California:

Shares sold...................................   3,141,260,666     2,758,694,561
Shares repurchased............................  (3,082,883,437)   (2,754,038,712)
Dividends reinvested..........................      15,641,959        14,493,456
                                                --------------     -------------
Net increase in shares outstanding............      74,019,188        19,149,305
                                                ==============     =============
RMA New York:

Shares sold...................................   2,180,262,612     1,797,987,498
Shares repurchased............................  (2,124,848,046)   (1,786,704,572)
Dividends reinvested..........................       9,631,908         7,862,304
                                                --------------     -------------
Net increase in shares outstanding                  65,046,474        19,145,230
                                                ==============     =============
RMA New Jersey:

Shares sold...................................     327,439,783       270,072,473
Shares repurchased............................    (332,996,989)     (261,185,868)
Dividends reinvested..........................       1,513,127         1,204,278
                                                --------------     -------------
Net increase (decrease) in shares
  outstanding.................................      (4,044,079)       10,090,883
                                                ==============     =============

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS

   Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                             For the Years Ended June 30,
                                                             ------------------------------------------------------
                                                                1998       1997       1996        1995        1994
                                                             ------------------------------------------------------
Net asset value, beginning of year........................   $   1.00   $   1.00    $  1.00     $   1.00   $   1.00
                                                             ------------------------------------------------------
Net investment income.....................................      0.028      0.028      0.029        0.029      0.018
Dividends from net investment income......................     (0.028)    (0.028)    (0.029)      (0.029)    (0.018)
                                                             ------------------------------------------------------
Net asset value, end of year..............................   $   1.00   $   1.00    $  1.00     $   1.00   $   1.00
                                                             ======================================================
Total investment return (1)...............................       2.87%      2.87%      2.89%        2.91%      1.78%
                                                             ======================================================
Ratios/Supplemental Data:

Net assets, end of year (000's)...........................   $566,957   $492,915   $473,726     $330,937   $295,183
Expenses to average net assets............................       0.65%      0.62%      0.70%(2)     0.69%      0.69%
Net investment income to average net assets...............       2.83%      2.83%      2.82%(2)     2.87%      1.79%

--------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND


FINANCIAL HIGHLIGHTS

   Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                            For the Years Ended June 30,
                                                             ---------------------------------------------------------
                                                                 1998      1997        1996         1995       1994
                                                             ---------------------------------------------------------
Net asset value, beginning of year                            $   1.00    $   1.00   $   1.00     $   1.00   $   1.00
                                                             ---------------------------------------------------------
Net investment income                                            0.029       0.028      0.029        0.028      0.017
Dividends from net investment income                            (0.029)     (0.028)    (0.029)      (0.028)    (0.017)
                                                             ---------------------------------------------------------
Net asset value, end of year                                  $   1.00    $   1.00   $   1.00     $   1.00   $   1.00
                                                             =========================================================
Total investment return (1)                                       2.97%       2.85%      2.91%        2.81%      1.70%
                                                             =========================================================
Ratios/Supplemental Data:

Net assets, end of year (000's)                               $339,391    $274,338   $255,177     $192,799   $165,111
Expenses to average net assets before waiver from adviser         0.65%       0.77%      0.74%(2)     0.71%      0.75%
Expenses to average net assets after waiver from adviser          0.65%       0.67%      0.72%(2)     0.68%      0.68%
Net investment income to average net assets
before waiver from adviser                                        2.92%       2.71%      2.80%(2)     2.78%      1.67%
Net investment income to average net assets
after waiver from adviser                                         2.92%       2.81%      2.82%(2)     2.81%      1.74%


---------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

     Selected data for a share of beneficial interest outstanding throughout each year is presented below:


                                                                         For The Eight
                                                       For the Years     Months Ended
                                                       Ended June 30,       June 30,      For the Years Ended October 31,
                                                    ----------------------------------------------------------------------
                                                       1998      1997        1996       1995 (2)      1994        1993
                                                    ----------------------------------------------------------------------
Net asset value, beginning of period.........       $   1.00   $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
                                                    ----------------------------------------------------------------------
Net investment income........................          0.026      0.026       0.017       0.027        0.018        0.016
Dividends from net investment income.........         (0.026)    (0.026)     (0.017)     (0.027)      (0.018)      (0.016)
                                                    ----------------------------------------------------------------------
Net asset value, end of period...............       $   1.00   $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
                                                    ======================================================================
Total investment return (1)..................           2.67%      2.65%       1.71%       2.75%        1.76%        1.65%
                                                    ======================================================================
Ratios/Supplemental Data:

Net assets, end of period (000's)............       $ 48,279   $ 52,324    $ 42,233    $ 36,206     $ 31,981     $ 36,473
Expenses to average net assets                          0.85%      0.81%       0.95%*      0.93%        0.85%        0.93%
Net investment income to average net assets..           2.64%      2.63%       2.56%*      2.73%        1.74%        1.63%

---------
*Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Total investment return for period of less than one year has not been annualized.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

PAINEWEBBER MANAGED MUNICIPAL TRUST

PAINEWEBBER MUNICIPAL MONEY MARKET SERIES



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Trustees and Shareholders
PaineWebber Managed Municipal Trust
PaineWebber Municipal Money Market Series

We have audited the accompanying statement of net assets of PaineWebber Managed Municipal Trust (comprising, respectively, the PaineWebber RMA California Municipal Money Fund and PaineWebber RMA New York Municipal Money
Fund) and PaineWebber Municipal Money Market Series (comprising, PaineWebber RMA New Jersey Municipal Money Fund) (collectively, the "Funds") as of June 30, 1998 and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at June 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the PaineWebber Managed Municipal Trust and PaineWebber Municipal Money Market Series at June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                       /s/ Ernest & Young LLP

New York, New York
August 21, 1998

PAINEWEBBER MANAGED MUNICIPAL TRUST

PAINEWEBBER MUNICIPAL MONEY MARKET SERIES



TAX INFORMATION (UNAUDITED)

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (June 30, 1998) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by RMA California, RMA New York and RMA New Jersey were federally exempt interest dividends. RMA New Jersey had 14.30% of the dividends paid subject to the federal alternative minimum tax for individual taxpayers during the fiscal year. Also, all dividends paid by the Funds were exempt from personal income taxes from their respective states.

     Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1998. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

TRUSTEES

E. Garrett Bewkes, Jr.                Mary C. Farrell
Chairman
                                      Meyer Feldberg
Margo N. Alexander
                                      George W. Gowen
Richard Q. Armstrong
                                      Frederic V. Malek
Richard R. Burt
                                      Carl W. Schafer



PRINCIPAL OFFICERS

Margo N. Alexander                    Paul H. Schubert
President                             Vice President and Treasurer

Victoria E. Schonfeld                 Dennis L. McCauley
Vice President                        Vice President

Dianne E. O'Donnell
Vice President and Secretary




INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019







This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

ANNUAL REPORT



                                 PaineWebber
                       (c)1998 PaineWebber Incorporated
                                 Member SIPC






      PaineWebber

            -----------------------------------------------------







            RMA MUNICIPAL MONEY FUNDS

            RMA CALIFORNIA MUNICIPAL MONEY FUND
            RMA NEW YORK MUNICIPAL MONEY FUND
            RMA NEW JERSEY MUNICIPAL MONEY FUND






                                 JUNE 30, 1998